VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of VIE's Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2014	2013
Total current assets	$50,304,042	$50,909,402
Property, plant and equipment	6,454,801	4,189,867
Intangible assets	16,754,358	15,172,049
Total assets	83,714,511	74,333,391
Intercompany payable to the WFOE	23,757,804	8,957,179
Total current liabilities	75,985,329	54,130,721
Total liabilities	75,985,329	54,130,721
Total equity	7,729,182	20,655,676